INCOME TAX - Tax Loss Carryforward (Details) - Dec. 31, 2017 € in Millions, £ in Millions, CAD in Millions, $ in Millions	USD ($)	EUR (€)	CAD	GBP (£)
General Business Tax Credit Carryforward | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards | $	$ 149
General Business Tax Credit Carryforward | Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards | €		€ 32
General Business Tax Credit Carryforward | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards | £				£ 1
Capital Loss Carryforward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards			CAD 126
Non-Capital Loss Carryforward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards			CAD 22